Borrowings - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 14,625
2026	7,295
2027	8,244
2028	4,561
Total Debt	$ 34,725	$ 9,545